SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH DECEMBER 2001

           THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

12-03    GER     3000     7.1650       7.84	       Weeden & Co.
12-04    " "     2800     7.1143       7.86	 		""
12-05    " "     2900     7.2766       8.21	 		""
12-06    " "     3000     7.3200       8.21	 		""
12-07    " "     1200     7.3400       8.11	 		""
12-10    " "     3000     7.2080       7.95	 		""
12-11    " "     1900     7.2000       8.01	 		""
12-12    " "     3000     7.1600       7.91	 		""
12-13    " "     2800     7.1546       7.80	 		""
12-18    " "     2500     7.2400       7.93	 		""
12-24    " "      100     6.9500       7.69	 		""
12-27    " "     3000     7.0950       7.90	 		""
12-28    " "     4000     7.1100       7.92	 		""


The Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          01/02/02